SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE L — SUBSEQUENT EVENTS

Nasdaq Minimum Bid Price Requirement Deficiency Notification

On March 20, 2026, the Company received written notice (the “Notification Letter”) from the Listing Qualifications Department of The Nasdaq Stock Market LLC (“Nasdaq”) notifying the Company that it was not in compliance with the minimum bid price requirements set forth in Nasdaq Listing Rule 5550(a)(2) for continued listing on The Nasdaq Capital Market. Nasdaq Listing Rule 5550(a)(2) requires listed securities to maintain a minimum bid price of $1.00 per share, and Nasdaq Listing Rule 5810(c)(3)(A) provides that a failure to meet the minimum bid price requirement exists if the deficiency continues for a period of thirty (30) consecutive business days (collectively, the “Bid Price Rule”). Based on the closing bid price of the Company’s Common Stock for the thirty-one (31) consecutive business days from February 5, 2026 through March 19, 2026, the Company no longer met the requirements of the Bid Price Rule. The Notification Letter did not impact the Company’s listing on The Nasdaq Capital Market at that time. The Notification Letter further indicated that, pursuant to Nasdaq Listing Rule 5810(c)(3)(A)(iv), the Company is not eligible for a compliance period under Nasdaq Listing Rule 5810(c)(3)(A) due to the fact that the Company has effected a reverse stock split over the prior one-year period or has effected one or more reverse stock splits over the prior two-year period with a cumulative ratio of 250 shares or more to one; accordingly, the Company was informed that its securities will be subject to delisting from Nasdaq unless the Company timely requests a hearing before the Nasdaq Hearings Panel (the “Panel”). Accordingly, the Company requested a hearing before the Panel, which was held on April 30, 2026.

NOTE N — SUBSEQUENT EVENTS

Nasdaq Ticker Change; Amendments to Articles of Incorporation – Name Change

Effective October 7, 2025 the Company changed its ticker symbol on the Nasdaq Capital Market from “APDN” to “BNBX”.

Effective November 13, 2025, Applied DNA Sciences, Inc. changed its name to BNB Plus Corp., pursuant to an amendment to its certificate of incorporation adopted by the Board and filed with the Secretary of the State of Delaware.

Josh Kruger Appointed Chairman of the Board

On November 6, 2025, the Board, upon recommendation of the Nominating Committee of the Board, appointed Joshua Kruger to serve as its Chairman and as a Director. At the time of Mr. Kruger’s appointment, the Board had a vacancy as the result of the previously disclosed resignation on September 29, 2025 of Sanford R. Simon. Mr. Kruger replaced Judith Murrah as Chairman, who voluntarily resigned from her position as Chairperson of the Board effective November 6, 2025. Ms. Murrah will continue to serve as a Director of the Company. Ms. Murrah’s resignation as Chairperson is not the result of any dispute or disagreement with the Company or the Board on any matter relating to the Company’s operations, policies or practices. The Board determined that Mr. Kruger does not satisfy the independence criteria set forth in the Nasdaq rules and is not “independent” for purposes of serving on the Board. Mr. Kruger is a member of the Services Provider and Strategic Advisor, which together provide services to the Company for compensation in excess of $720,000 on an annual basis.

At the Market Offering

On November 4, 2025 the Company entered into an At The Market Offering Agreement (the “ATM Agreement”) with Lucid Capital Markets, LLC, as sales agent (the “Agent”), pursuant to which the Company may, from time to time, offer and sell shares of its common stock with an aggregate offering price of up to $8,157,932 through the Agent. Subject to the terms and conditions of the Agreement, the Agent will use its commercially reasonable efforts to sell the Shares from time to time, based upon the Company’s instructions. The Company has no obligation to sell any of the Shares, and may at any time suspend sales under the Agreement or terminate the Agreement in accordance with its terms. The Company has provided the Agent with customary indemnification rights. The Agreement contains customary representations and warranties, and the Company is required to deliver customary closing documents and certificates in connection with sales of the Shares. As of December 15, 2025, the Company has sold 10,759 shares of common stock for net proceeds of $31,791, after deducting commissions of $983.

Chief Investment Officer

On October 1, 2025, we appointed Patrick Horsman, a member of the Services Provider and Strategic Advisor, as the Chief Investment Officer of the Company. Mr. Horsman receives monthly consulting compensation of $29,167 for serving as the Company’s Chief Investment Officer but is not an executive officer of the Company. Mr. Horsman is also an affiliate of the Strategic Advisor, which together with its affiliates provides services to the Company for compensation of approximately $720,000 on an annual basis.

NOTE N — SUBSEQUENT EVENTS, continued

Private Placement Offering

The Company completed two private placements: a Cash Private Placement on October 3, 2025, and a Cryptocurrency Private Placement on October 21, 2025 (collectively the “October 2025 Private Placement”).

In Cash Private Placement, the Company issued 4,620,485 shares of the Company’s common stock and/or pre-funded warrants in lieu thereof at an offering price of $3.32 per share, to purchase shares of the Company’s common stock at a per share exercise price of $0.0001 (the “Cash Pre-Funded Warrants”), and an equal number of Series E-1 Warrants (the “Series E-1 Warrants”) to purchase shares of our common stock at a per share exercise price of $3.82.

In the Cryptocurrency Private Placement, the Company issued 3,444,191 pre-funded warrants (“the Cryptocurrency Pre-Funded Warrants” and together with the Cash Pre-Funded Warrants, the “Pre-Funded Warrants”) at an offering price of $3.32 per share, to purchase the Company’s common stock at a per share exercise price of $0.0001 per share and an equal number of Series E-2 Warrants (the “Series E-2 Warrants” and, together with the Series E-1 Warrants, the “Series E Warrants”) at a per share exercise price of $3.82.

In the Cash Private Placement, consideration included U.S. dollars or the cryptocurrency stablecoin issued by Circle Internet Group, Inc. commonly referred to as “USDC” paid to the Company as consideration for the Shares and/or Cash Pre-Funded Warrants and the Series E-1 Warrants. In the Cryptocurrency Private Placement, the Cryptocurrency Purchasers tendered units of Osprey BNB Chain Trust (OTCMKTS: OBNB) as consideration, with the Company receiving 0.126 units per Cryptocurrency Pre-Funded Warrant together with accompanying Series E-2 Warrant sold. Lucid Capital Markets acted as sole placement agent for the Private Placement.

The Company received a total of $26.8 million in initial gross proceeds, with the potential for an additional $30.8 million upon the exercise of warrants, for total potential proceeds of up to $57.6 million.

The pre-funded warrants are exercisable at $0.0001 per share, and the Series E Warrants are exercisable at $3.82 per share over a five-year term. Exercise of the Cryptocurrency Pre-Funded Warrants was contingent upon obtaining stockholder approval and the delivery of unencumbered subscription funds. Stockholder Approval was obtained on December 12, 2025. The Company entered into registration rights agreements with the accredited investors, committing to file an SEC registration statement for the resale of the securities within 30 days of the closing dates. In Compliance with the Registration Rights Agreements, the Company filed the required resale registration statement on October 30, 2025. Lucid Capital Markets acted as the sole placement agent.

Strategic DAS Agreement

In connection with the Private Placement, on September 29, 2025, the Company entered into a Strategic Digital Assets Services Agreement (the “Strategic DAS Agreement”) with Cypress LLC, a Puerto Rico limited liability company (the “Services Provider”), pursuant to which the Company appointed the Services Provider to provide discretionary asset management services (i) in compliance with the Company’s BNB Strategy, (ii) with respect to any other cryptocurrency or digital asset strategies subject to the Company’s approval, in each case, solely with respect to the Account Assets (as defined below) in the accounts or cryptocurrency “wallets” identified by the Company after consultation with the Services Provider for an initial term of five years, which will automatically and without further action renew for successive one year terms unless the Company or the Services Provider notifies the other in writing of its desire not to renew the Strategic DAS Agreement at least thirty days prior to the expiration of the term in effect.

NOTE N — SUBSEQUENT EVENTS, continued

As set forth in the Strategic DAS Agreement, the Company has agreed to pay to the Services Provider a fixed-rate management fee accrued and payable monthly (prorated for partial months) in arrears, equal to 1/12 of 1.25% per annum multiplied by the net asset value of the Account as of the last day of each month, before taking into account the estimated accrued incentive fee (as described below), if any. The management fee shall be payable within fifteen days of the Company’s receipt of an invoice from the Services Provider after the end of each month. In addition, the Company has agreed to pay to the Services Provider an incentive fee for each Incentive Period (as defined in the Strategic DAS Agreement) relating to the Account equal to 10% on net returns, multiplied by the amount, if any, by which the increase in net asset value of the Account during such Incentive Period (excluding any amounts contributed to or withdrawn from the Account during such Incentive Period) exceeds the sum of (x) net asset value for the Account as of the later of the effective date of September 29, 2025 and the last time an incentive fee was paid in respect of the Account and (y) the aggregate management fees, to the extent not included in the calculation of net asset value, to Services Provider during such Incentive Period.

The Strategic DAS Agreement has an initial term of five years. The Strategic DAS Agreement may be terminated by (i) either the Company or the Services Provider upon thirty days’ prior written notice for Cause (as defined in the Strategic DAS Agreement); (ii) by either the Company or the Services Provider, without Cause, effective as of the end of the initial term of the Strategic DAS Agreement or any renewal period, upon at least thirty days’ prior written notice of non-renewal; or (iii) by the Services Provider if it becomes unlawful under any applicable law for Services Provider to perform any or all of its obligations under the Strategic DAS Agreement, in which case the Services Provider shall immediately suspend its performance of all unlawful obligations under the Strategic DAS Agreement and terminate it with three days’ prior written notice to the Company. If the Strategic DAS Agreement is terminated by the Company for any other reason than with respect to the Services Provider’s Cause or pursuant to clause (ii) of the immediately preceding sentence, or by the Services Provider with respect to the Company’s Cause, the Company shall pay liquidated damages to the Services Provider in an amount equal to all fees and other compensation that would have accrued to Services Provider under the Strategic DAS Agreement from the date of the termination through the end of the then-current term (assuming a net asset value of the Accounts as of the date of termination, plus the Assumed Return on Investments (as defined in the Strategic DAS Agreement)), paid monthly throughout the term in effect in accordance with the Strategic DAS Agreement.

Both Joshua Kruger, the Chairman of the Company’s Board of Directors, and Patrick Horsman, the Company’s Chief Investment Officer are affiliates of Cypress LLC.

Strategic Advisor Agreement

In connection with the Private Placement, on September 29, 2025, the Company entered into a Strategic Advisor Agreement with Cypress Management LLC, a Puerto Rico limited liability company (the “Strategic Advisor”), pursuant to which the Company appointed the Strategic Advisor to provide strategic advice, guidance and technical advisory services relating to the Company’s business, operations, growth initiatives and industry trends in the crypto technology sector for an initial term of five years, which will automatically and without further action renew for successive one year terms unless the Company or the Strategic Advisor notifies the other in writing of its desire not to renew the Strategic Advisor Agreement at least thirty days prior to the expiration of the term in effect. The Strategic Advisor or the Company may terminate the Strategic Advisor Agreement immediately upon written notice to the other party if the Company or the Strategic Advisor, as applicable, materially breaches the Strategic Advisor Agreement and fails to cure such breach within thirty days after receipt of such written notice. Either the Company or the Strategic Advisor may terminate the Strategic Advisor Agreement by mutual agreement at any point during the term. Either the Company or the Services Provider may terminate the Strategic Advisor Agreement by giving a termination notice to the other party if the other party (a) voluntarily files or has filed against it a petition under applicable bankruptcy or insolvency laws that is not released within sixty days after filing, (b) proposes any dissolution, composition or financial reorganization with creditors or if a receiver, trustee, custodian or similar agent is appointed or takes possession with respect to all or substantially all property or business of such party, or (c) makes a general assignment for the benefit of creditors, and such termination would become effective ten days after receipt of the termination notice. The Strategic Advisor Agreement shall automatically terminate upon termination of the Strategic DAS Agreement.

NOTE N — SUBSEQUENT EVENTS, continued

Pursuant to the terms of the Strategic Advisor Agreement, the Company will pay a monthly fee of $60,000 to the Strategic Advisor and issued to the Strategic Advisor five year warrants to purchase shares of our common stock (the “Advisory Warrants”) in an aggregate amount equal to 1,986,634 shares of our common stock with an exercise price of $3.82 per share.

Both Joshua Kruger, the Chairman of the Company’s Board of Directors, and Patrick Horsman, the Company’s Chief Investment Officer are affiliates of Cypress LLC.

Consulting Arrangements

In order to support the implementation of its BNB-focused treasury strategy, on September 23, 2025, the Company entered into consulting arrangements with Ground Tunnel Capital LLC (the “Consultant”) and an additional consulting agreement (collectively, the “Consulting Arrangements”) with the Consultant, pursuant to which the Company (i) engaged the Consultant to provide certain advisory and marketing services and (ii) will receive premium sponsorship benefits at all SkyBridge Alternatives Conference (“SALT”) conferences globally for a period of thirty-six months. The Consulting Arrangements have a term of three years and shall terminate on September 23, 2028. Pursuant to the Consulting Arrangements, the Consultant shall be paid a fee of (a) $1,000,000 and (b) $250,000 paid quarterly from December 2025 until September 2027. In addition, immediately following the closing of the Cash Private Placement, the Consultant received Consultant Warrants (the “Consultant Warrants”) exercisable for a number of shares of common stock equal to 1% of the fully diluted outstanding equity of the Company as of immediately following the closing of the Private Placement. The exercise price per share of the Consultant Warrants is equal to $3.82 and the Consultant Warrants have a term of five years from the date of issuance.

Special Meeting

On December 12, 2025, the Company held a special meeting of stockholders (the “Special Meeting”). At the Special Meeting, the Company’s stockholders approved (i) the issuance of shares of common stock upon exercise of the Cryptocurrency Pre-Funded Warrants and the Series E-2 Warrants, in accordance with Nasdaq Listing Rules 5635(a) and 5635(d), (ii) an amendment to the Company’s certificate of incorporation to increase the number of authorized shares of common stock from 200,000,000 to 500,000,000 and (iii) an amendment to the Company’s 2020 Equity Incentive Plan to increase the number of authorized shares of common stock reserved for issuance by 5,000,000 shares. The Company has discretion on whether and when to file the Charter Amendment and, as of the date of this report, has made no decision.